Stockholders' Equity (Deficiency) (Summary of Stock Option Activity for Employees and Directors) (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Stockholders Equity Deficiency Details 3
Number of Options Outstanding, Beginning	6,777,967
Number of Options Granted	473,200	8,672,967
Number of Options Exercised
Number of Options Forfeited	(92,500)	(1,895,000)
Number of Options Expired
Number of Options Outstanding, Ending	7,158,667	6,777,967
Number of Options Exercisable	2,056,998	1,457,832
Weighted Average Exercise Price Outstanding, Beginning	$ 0.35
Weighted Average Exercise Price Issued	$ 0.35	$ 0.49
Weighted Average Exercise Price Exercised
Weighted Average Exercise Price Forfeited	$ 0.35	$ 1.00
Weighted Average Exercise Price Expired
Weighted Average Exercise Price Outstanding, Ending	$ 0.35	$ 0.35
Weighted Average Exercise Price Exercisable	$ 0.35	$ 0.35
Weighted Average Remaining Contractual Life (in years) Outstanding	4 years 4 months 24 days	4 years 8 months 12 days
Weighted Average Remaining Contractual Life (in years) Exercisable	4 years 4 months 24 days	4 years 9 months 18 days
Aggregate Intrinsic Value Outstanding, Beginning
Aggregate Intrinsic Value Granted
Aggregate Intrinsic Value Exercised
Aggregate Intrinsic Value Forfeited/canceled
Aggregate Intrinsic Value Outstanding, Ending
Aggregate Intrinsic Value Exercisable